Related Parties Balances and Transactions	6 Months Ended
Jun. 30, 2023
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
15.	RELATED PARTIES BALANCES AND TRANSACTIONS

The Group had the following related parities:

a.	Executive Officers and companies controlled by executive officers

b.	Equity method investees

c.	Companies controlled by the same controlling shareholders.

d.	The 30% equity holder of Shengguang Zhongshuo

e.	The wholly owned subsidiary of d.

I.	Balances:

The Group had the following related party balances:

	Relationship	Notes	As of December 31, 2022	As of June 30, 2023
			RMB	RMB
				(Unaudited)
Amounts due from related parties:
Guangdong Advertising Co., Ltd.	(d)	(i)	3,655	430
Guangdong Marketing Advertising Group	(e)	(i)	—	9,149
Youxiang Group	(c)	(ii)	17,912	17,191
Others		(iii)	231	229
			21,798	26,999

	Relationship	Notes	As of December 31, 2022	As of June 30, 2023
			RMB	RMB
				(Unaudited)
Amounts due to related parties:
Youxiang Group	(c)	(iv)	1,429	1,712
Angela Bai	(a)	(v)	12,270	5,381
Guangdong Advertising Co., Ltd.	(d)	(vi)	—	7,482
Guangdong Marketing Advertising Group	(e)	(vi)	25,152	—
Others		(vii)	2,383	2,255
			41,234	16,830

Notes:

(i)	Amounts due from Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are marketing service fee receivable, the age of the balances was within six months.

(ii)	Amounts due from Youxiang Group are construction fee and rental deposits.

(iii)	Amounts due from others are operating management fees and prepaid marketing service fee.

(iv)	Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%, the borrowing was fully settled by the transaction of disposal of a property to Youxiang Group in 2022.

(v)	In September 2022, Angela Bai, spouse of Dr. Daqing Mao, entered into two loan agreements of RMB3,500 and RMB8,500 with the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of March 18, 2023, and the other had an interest rate of 8.0% per annum with a maturity date of September 20, 2023. Pursuant to the loan agreements, the loan must be repaid within 90 days of the maturity date. The Group has repaid RMB1,000 in April 2023 and RMB6,300 in May 2023.

(vi)	Amounts due to Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.

(vii)	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to a shareholder under control of Angela Bai.

II.	Transactions:

Lease expenses

			Six months Ended June 30, 2022	Six months Ended June 30, 2023
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(i)	419	154
Guangdong Advertising Co., Ltd.	(d)	(i)	444	349

Revenues

			Six months Ended June 30, 2022	Six months Ended June 30, 2023
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(ii)	3,690	1,819
Guangdong Advertising Co., Ltd.	(d)	(iii)	12,822	9,155

Property management expense

			Six months Ended June 30, 2022	Six months Ended June 30, 2023
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Youxiang Group	(c)	(iv)	3,503	758

Purchase of advertisement distribution resources

			Six months Ended June 30, 2022	Six months Ended June 30, 2023
	Relationship	Notes	RMB	RMB
			(Unaudited)	(Unaudited)
Guangdong Advertising Co., Ltd.	(d)	(v)	428	552
Guangdong Advertising Marketing Group	(e)	(v)	3,841	45,833

Notes:

(i)	The amount represents rental expense for the operating lease to Youxiang Group and Guangdong Advertising Co., Ltd..

(ii)	The amount represents consulting, construction and designing services, and workspace membership service provided to Youxiang Group.

(iii)	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.

(iv)	The amount represents property management services provided by Youxiang Group.

(v)	The amount represents advertisement distribution services provided by these related parties.